Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2015
Registrant Name	Academy Funds Trust
Central Index Key	0001415726
Amendment Flag	false
Document Creation Date	Mar. 29, 2016
Document Effective Date	Mar. 29, 2016
Prospectus Date	Mar. 30, 2016
Innovator IBD(R) 50 Fund | Innovator IBD(R) 50 Fund
Prospectus:
Trading Symbol	FFTY
Investor Class Prospectus | Innovator McKinley Income Fund | Investor Class
Prospectus:
Trading Symbol	IMIFX
Institutional Class Prospectus | Innovator McKinley Income Fund | Institutional Class
Prospectus:
Trading Symbol	IMIIX